Financial risk management - Disclosure Of Financial Assets And Liabilities At Fair Value (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial assets at fair value through profit or loss	¥ 19,609	$ 3,005
Financial liabilities at fair value through profit or loss	0		¥ 2,106,334	¥ 1,320,712	¥ 1,018,019
Total	160,099
Wealth Management Products
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial assets at fair value through profit or loss	130,002		122,224
Financial instruments with preferred rights
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial liabilities at fair value through profit or loss			2,106,334
Equity security
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial assets at fair value through profit or loss	10,292
Other Investments
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial assets at fair value through profit or loss	19,609
Foreign Currency Forwards
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Derivative financial instruments	196
Level 1
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Total	10,292
Level 1 | Equity security
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial assets at fair value through profit or loss	10,292
Level 2
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Total	196
Level 2 | Foreign Currency Forwards
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Derivative financial instruments	196
Level 3
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Total	149,611
Level 3 | Wealth Management Products
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial assets at fair value through profit or loss	130,002		122,224
Level 3 | Financial instruments with preferred rights
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial liabilities at fair value through profit or loss			¥ 2,106,334
Level 3 | Other Investments
Disclosure Of Financial Assets And Liabilites At Fair Value [Line Items]
Financial assets at fair value through profit or loss	¥ 19,609